Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 12, 2021	May 01, 2021	Apr. 13, 2021	Jan. 18, 2021	Mar. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Oct. 16, 2019
Related Party Transactions (Details) [Line Items]
Aggregate of purchase price				$ 25,000
Related party , description				The Initial Shareholders will agree not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.			The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Exercise price (in Dollars per share)				$ 1.5
Related party expenses							$ 3,000
Expenses							$ 1,000
Sponsor				$ 25,000
VIECO USA, INC [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)						100	100	100	100
Monthly office rent		$ 37,000
Charges amount							$ 246,000	$ 141,000	$ 145,000
Description of royalties payable							Royalties payable for the use of license are the greater of 1% of revenue or $60 thousand per quarter, after the Company’s first commercial launch, Tubular Bells, Part One, in June 2021. Prior to the date of the Company’s first commercial launch, royalties payable for the use of license was the greater of 1% of revenue or $20 thousand per quarter.	Royalties payable for the use of license are the greater of 1% of revenue or $0.2 million per quarter, prior to the Company’s first commercial launch date.
Withdrew amount											$ 104,200,000
Operating expense charges								$ 200,000	$ 200,000
Reimbursements amount							$ 96,000
Charges payable						$ 34,000	34,000			$ 154,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Promissory note				300,000
Borrowing promissory note and repaid amount				$ 160,000
Working capital loans						$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)				$ 1.5		$ 1.5	$ 1.5
Sponsor agreed to loan				$ 300,000
Borrowed amount				160,000
Working capital loans				$ 1,500,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				11,500,000
Monthly office rent				$ 20,000			$ 20,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					1,312,500
Issued and outstanding percentage					20.00%
VGH [Member]
Related Party Transactions (Details) [Line Items]
Payment charges description								The Company has a payable of $0.1 million to VGH as of December 31, 2020 and a receivable of $0.8 million from VGH as of December 31, 2019. On August 18, 2020, the Company received payment of $0.8 million related to the receivable outstanding as of December 31, 2019, and the $0.1 million payable remains outstanding as of December 31, 2020.
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Charges amount						$ 60,000	$ 140,000
RLF [Member] | VIECO USA, INC [Member]
Related Party Transactions (Details) [Line Items]
Withdrew amount											$ 104,200,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants (in Shares)						6,333,333	6,333,333
Exercise price (in Dollars per share)						$ 1.5	$ 1.5
Generating gross proceeds							$ 9,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Generating gross proceeds							$ 651,891
Purchase an additional private placement warrants (in Shares)							434,594
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					1,312,500
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				10,062,500		9,564,864	9,564,864
Forfeited shares (in Shares)			497,636
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)					1,437,500
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				11,500,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Shares forfeited (in Shares)					1,437,500
Class A Ordinary shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)
Class A Ordinary shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Exercise price (in Dollars per share)						$ 11.5	$ 11.5
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)					11,500,000
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)					10,062,500
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
Promissory note outstanding							$ 770,000